UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, s# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     April 26, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $312,558 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVO INC                       COM              007585102     2324    71300 SH       SOLE                    10100        0    61200
AFFORDABLE RESIDENTIAL CMTYS   COM              008273104     2138   183500 SH       SOLE                    26100        0   157400
BALDWIN & LYONS INC            CL B             057755209     5552   217375 SH       SOLE                    30500        0   186875
BROWN & BROWN INC              COM              115236101     7825   277400 SH       SOLE                    39200        0   238200
CSG SYS INTL INC               COM              126349109     5496   205600 SH       SOLE                    28600        0   177000
CATALINA MARKETING CORP        COM              148867104     2742    99700 SH       SOLE                    14000        0    85700
CHARLES RIV LABS INTL INC      COM              159864107     5134   118700 SH       SOLE                    16900        0   101800
CHEMED CORP NEW                COM              16359R103     5943   160700 SH       SOLE                    22800        0   137900
DEVRY INC DEL                  COM              251893103     8770   313200 SH       SOLE                    44300        0   268900
DOLLAR TREE INC                COM              256747106     6589   218900 SH       SOLE                    30900        0   188000
DOREL INDUSTRIES INC           CL B SUB VTG     25822C205    16518   610298 SH       SOLE                   137898        0   472400
ETHAN ALLEN INTERIORS INC      COM              297602104     4969   137600 SH       SOLE                    19400        0   118200
G & K SVCS INC                 COM              361268105     3095    79581 SH       SOLE                    11281        0    68300
GILDAN ACTIVEWEAR INC          COM              375916103    16118   344700 SH       SOLE                    94500        0   250200
HEARTLAND EXPRESS INC          COM              422347104     3130   208396 SH       SOLE                    29332        0   179064
HEWITT ASSOCS INC              COM              42822Q100    10738   417000 SH       SOLE                    58700        0   358300
HILB ROGAL & HOBBS CO          COM              431294107     7965   189100 SH       SOLE                    26600        0   162500
HOUSEVALUES INC                COM              44183Y102     5455   968900 SH       SOLE                   136900        0   832000
INTERACTIVE DATA CORP          COM              45840J107    15547   646700 SH       SOLE                    91100        0   555600
INTERNATIONAL SPEEDWAY CORP    COM              460335201    10642   208500 SH       SOLE                    29300        0   179200
JACKSON HEWITT TAX SVCS INC    COM              468202106     8428   248100 SH       SOLE                    34900        0   213200
JOS A BANK CLOTHIERS INC       COM              480838101     2815    95900 SH       SOLE                    13500        0    82400
KINETIC CONCEPTS INC           COM NEW          49460W208     6549   165600 SH       SOLE                    23400        0   142200
LHC GROUP INC                  COM              50187A107     2141    75100 SH       SOLE                    10400        0    64700
LEARNING TREE INTL INC         COM              522015106     6947   781400 SH       SOLE                   109600        0   671800
RLI CORP                       COM              749607107     9919   175800 SH       SOLE                    24800        0   151000
RITCHIE BROS AUCTIONEERS       COM              767744105     8068   150700 SH       SOLE                    32800        0   117900
SABRE HLDGS CORP               CL A             785905100     5122   160600 SH       SOLE                    23200        0   137400
SAFENET INC                    COM              78645R107     3876   161900 SH       SOLE                    22800        0   139100
SAGA COMMUNICATIONS INC        COM NEW          786598300     5650   587950 SH       SOLE                    82225        0   505725
SELECT COMFORT CORP            COM              81616X103     3495   201000 SH       SOLE                    28350        0   172650
SOTHEBYS                       COM              835898107    10202   328900 SH       SOLE                    46400        0   282500
STANTEC INC                    COM              85472N109    15881   732900 SH       SOLE                   151400        0   581500
TEMPUR PEDIC INTL INC          COM              88023U101     8546   417700 SH       SOLE                    58900        0   358800
USA MOBILITY INC               COM              90341G103    10483   468600 SH       SOLE                    66200        0   402400
UNIVERSAL HLTH SVCS INC        COM              913903100    10576   190800 SH       SOLE                    26700        0   164100
UNIVERSAL TECHNICAL INST INC   COM              913915104     4107   184900 SH       SOLE                    26100        0   158800
VITRAN CORPORATION             COM              92850E107     7529   431750 SH       SOLE                    96000        0   335750
WADDELL & REED FINL INC        COM              930059100    10690   390700 SH       SOLE                    54900        0   335800
WILEY JOHN & SONS INC          COM              968223206     9025   234600 SH       SOLE                    32900        0   201700
WORLD WRESTLING ENTMT INC      COM              98156Q108     7787   477700 SH       SOLE                    67200        0   410500
YANKEE CANDLE INC              COM              984757104     8032   234300 SH       SOLE                    33000        0   201300